Average Annual Total Returns - Service and Premier Shares - NORTHERN INSTITUTIONAL US GOVERNMENT PORTFOLIO - Service Shares	InceptionDate	1 Year	5 Years	10 Years	SinceInception
Total	Apr. 01, 1999	0.36%	0.97%	0.49%	1.55%